SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and fair value measurements (Details) - Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Total gains	$ 38,834	$ 13,450
Carrying
Liabilities:
Long-term investments	56,383	17,297
Level 3 | Fair value
Liabilities:
Long-term investments	$ 56,383	$ 17,297